General Information	12 Months Ended
Dec. 31, 2018
General Information [Abstract]
General Information

1. General Information

The Parent Company

Gravity Co., Ltd. (the “Parent Company” or “Gravity”) was incorporated on April 4, 2000 to engage in developing and distributing online games and other related businesses principally in the Republic of Korea and other countries in Asia, North and South America, and Europe. Gravity’s principal product, Ragnarok Online, a multiplayer online role playing game, was commercially launched in August 2002. On February 8, 2005, Gravity listed its common shares on NASDAQ in the United States by means of American Depositary Shares (“ADSs”).

Gravity has four subsidiaries. NeoCyon, Inc. operate in the Republic of Korea, Gravity Interactive, Inc., operates in the United States, Gravity Entertainment Corporation operates in Japan and Gravity Communications Co.,Ltd. operates in Taiwan.

Gravity has a local branch in Taiwan.

Gravity Games Corporation was excluded from the consolidation during the year ended December 31, 2018 due to liquidation.

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and also acquired an additional 6.92% of voting shares on June 23 and June 24, 2008. As of December 31, 2018, GungHo Online Entertainment, Inc. has majority ownership and voting rights (59.31%) over the Gravity.

Consolidated Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the consolidated subsidiaries (collectively referred to as the “Company”). Details of the consolidated subsidiaries as of December 31, 2018 and 2017 are as follows:

		Ownership interest held by the Gravity (%)
Subsidiary	Location	2018	2017	Main business
NeoCyon, Inc.(*1)	Korea	98.73%	96.11%	Mobile game development and service
Gravity Interactive, Inc	U.S.A.	100.00%	100.00%	Online and mobile game services
Gravity Games Corp(*2)	Korea	-%	85.50%	Online game development
Gravity Entertainment Corp	Japan	100.00%	100.00%	Animation production, distribution, and game services
Gravity Communications Co., Ltd.(*3)	Taiwan	100.00%	-%	Online and mobile game services

(*1)	In 2018, the Company additionally acquired the share capital of NeoCyon, Inc. through additional capital increase.
(*2)	Gravity Games Corp. was excluded from the consolidation during the year ended December 31, 2018 due to liquidation.
(*3)	Gravity Communications Co.,Ltd. was newly established in 2018.